Taxation - Reconciliation of accounting and taxable income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 443,996	€ 207,021	[1]	€ 338,013	[1]
Tax at 25%	110,999	51,755		84,503
Permanent differences	66,715	(66,322)		(30,796)
Effect of different tax rates	(49,120)	52,372		9,953
Tax credits (deductions)	(21,991)	(1,193)		3,667
Prior year income tax expense	16,698	2,132		12,685
Other income tax expenses/(income)	107,889	4,605		10,099
Income tax expense	€ 231,190	€ 43,349	[1]	€ 90,111	[1]
USA
Reconciliation of accounting and taxable income
Tax rate (as a percent)	22.00%
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%

[1]	Restated figures (Note 2.d)